UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   President
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/09/02


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      71
Form 13F Information Table Value Total:       $159,096


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AOL Time Warner Inc            COM              00184A105     2541   107450 SH       SOLE                   107450        0        0
Albertsons Inc                 COM              013104104      985    29733 SH       SOLE                    29733        0        0
American Express Co            COM              025816109     5360   130855 SH       SOLE                   130855        0        0
American Intl Group Inc        COM              026874107     9033   125221 SH       SOLE                   125221        0        0
Automatic Data Processing Inc  COM              053015103     7494   128605 SH       SOLE                   128605        0        0
Avery Dennison Corp            COM              053611109     4318    70755 SH       SOLE                    70755        0        0
BP P.L.C. Spons ADR            COM              055622104     1346    25352 SH       SOLE                    25352        0        0
Bank New York Company          COM              064057102      235     5601 SH       SOLE                     5601        0        0
Bellsouth Corp                 COM              079860102      332     9000 SH       SOLE                     9000        0        0
Berkshire Hathaway Inc         Class B.         084670207      232       98 SH       SOLE                       98        0        0
Bristol-Myers Squibb Co        COM              110122108     2301    56840 SH       SOLE                    56840        0        0
Carnival Corporation           COM              143658102     2850    87295 SH       SOLE                    87295        0        0
Caterpillar Inc                COM              149123101      366     6444 SH       SOLE                     6444        0        0
Chevron Texaco Corp            COM              166764100      428     4743 SH       SOLE                     4743        0        0
Cisco Systems Inc              COM              17275R102      242    14300 SH       SOLE                    14300        0        0
Citigroup Inc                  COM              172967101      545    11003 SH       SOLE                    11003        0        0
Coca-Cola Company              COM              191216100     1350    25841 SH       SOLE                    25841        0        0
Devon Energy Corp (NEW)        COM              25179M103     1833    37981 SH       SOLE                    37981        0        0
Disney Walt Co (HOLDING CO)    COM              254687106      826    35775 SH       SOLE                    35775        0        0
Du Pont (E.I.) De Nemours      COM              263534109      302     6400 SH       SOLE                     6400        0        0
EMC Corporation Mass           COM              268648102     1054    88435 SH       SOLE                    88435        0        0
Elan Corporation Plc           COM              284131208     1305    93795 SH       SOLE                    93795        0        0
Exxon Mobil Corp               COM              30231G102     3334    76066 SH       SOLE                    76066        0        0
FPL Group Inc                  COM              302571104      780    13100 SH       SOLE                    13100        0        0
Fannie Mae                     COM              313586109     6273    78524 SH       SOLE                    78524        0        0
Fleet Boston Finl Corp         COM              339030108      415    11858 SH       SOLE                    11858        0        0
Gannett Company Inc            COM              364730101      761    10000 SH       SOLE                    10000        0        0
Gap Inc                        COM              364760108      303    20160 SH       SOLE                    20160        0        0
General Electric Co            COM              369604103    10706   285881 SH       SOLE                   285881        0        0
Gillette Company               COM              375766102     1162    34175 SH       SOLE                    34175        0        0
Hewlett-Packard Co             COM              428236103     3183   177407 SH       SOLE                   177407        0        0
Home Depot Inc                 COM              437076102     2246    46202 SH       SOLE                    46202        0        0
Intel Corp                     COM              458140100      737    24240 SH       SOLE                    24240        0        0
International Business Machine COM              459200101     2530    24324 SH       SOLE                    24324        0        0
J.P. Morgan Chase & Co         COM              46625H100     3856   108159 SH       SOLE                   108159        0        0
Johnson & Johnson              COM              478160104     4814    74116 SH       SOLE                    74116        0        0
Marsh & Mclennan Cos Inc       COM              571748102     1317    11682 SH       SOLE                    11682        0        0
McDonalds Corp                 COM              580135101      302    10884 SH       SOLE                    10884        0        0
Medtronic Inc                  COM              585055106      246     5440 SH       SOLE                     5440        0        0
Merck & Co Inc                 COM              589331107     6734   116953 SH       SOLE                   116953        0        0
Microsoft Corp                 COM              594918104     2372    39337 SH       SOLE                    39337        0        0
Minnesota Mining & Mfg Co      COM              604059105      252     2188 SH       SOLE                     2188        0        0
Motorola Inc                   COM              620076109     3657   257519 SH       SOLE                   257519        0        0
Nordstrom Inc                  COM              655664100     4533   185025 SH       SOLE                   185025        0        0
Omnicom Group                  COM              681919106     5345    56620 SH       SOLE                    56620        0        0
Pall Corp                      COM              696429307     3687   179919 SH       SOLE                   179919        0        0
Pepsico Inc                    COM              713448108     5551   107795 SH       SOLE                   107795        0        0
Pfizer Inc                     COM              717081103     4159   104648 SH       SOLE                   104648        0        0
Pitney-Bowes, Inc              COM              724479100      931    21750 SH       SOLE                    21750        0        0
Procter & Gamble Company       COM              742718109     3437    38155 SH       SOLE                    38155        0        0
Qualcomm Inc.                  COM              747525103      395    10505 SH       SOLE                    10505        0        0
Qwest Comm Intl Inc            COM              749121109       90    11000 SH       SOLE                    11000        0        0
Radioshack Corp.               COM              750438103      325    10830 SH       SOLE                    10830        0        0
Raytheon Co New                COM              755111507      235     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804     1252    23047 SH       SOLE                    23047        0        0
SBC Communications Inc         COM              78387G103      643    17162 SH       SOLE                    17162        0        0
Sara Lee Corp                  COM              803111103      598    28812 SH       SOLE                    28812        0        0
Schlumberger Limited           COM              806857108     3553    60400 SH       SOLE                    60400        0        0
Solectron Corp.                COM              834182107      891   114270 SH       SOLE                   114270        0        0
Swift Energy Co                COM              870738101     5030   255349 SH       SOLE                   255349        0        0
TXU Corp                       COM              873168108      300     5500 SH       SOLE                     5500        0        0
Thornburg Value Fd CL A        FUND             885215731      871    30878 SH       SOLE                    30878        0        0
Tyco Intl Ltd (NEW)            COM              902124106      225     6950 SH       SOLE                     6950        0        0
Vodafone Group Plc             Sponsored ADR    92857W100     1616    87660 SH       SOLE                    87660        0        0
Wal Mart Stores Inc            COM              931142103     3934    64180 SH       SOLE                    64180        0        0
Walgreen Co                    COM              931422109     6780   172999 SH       SOLE                   172999        0        0
Waste Management Inc           COM              94106L109      379    13920 SH       SOLE                    13920        0        0
Wells Fargo & Co               COM              949746101      459     9295 SH       SOLE                     9295        0        0
Williams Cos Inc               COM              969457100      226     9600 SH       SOLE                     9600        0        0
Wyeth Corp                     COM              983024100     1635    24901 SH       SOLE                    24901        0        0
Transocean Sedco Forex Inc     COM              G90078109      758    22813 SH       SOLE                    22813        0        0